Employees and directors	12 Months Ended
Dec. 31, 2020
Disclosure Of Directors And Employees [Abstract]
Employees and directors
7.	Employees and directors

Included within employees and directors expenses are (in thousands):

	2018	2019	2020
Wages and salaries	$140,298	$206,092	$307,527
Social security costs	24,976	36,314	42,972
Other pension costs	1,391	2,569	4,161
Share based payments (equity settled)	34,668	150,333	168,347
Share based payments (cash settled)	10,355	10,675	28,041
Share based payments (employment related taxes)	8,796	(2,586)	95,245
Total employees and directors expenses	$220,484	$403,397	$646,293

These amounts are included within the selling, general and administrative expenses in the consolidated statements of operations.